Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Share capital	Share capital Common shares	Retained earnings	Retained earnings Common shares	Accumulated other comprehensive income (loss)
Balance – beginning of year at Dec. 31, 2021		$ 10,168		$ 26,778		$ (1)
Issued upon exercise of stock options		442
Previously recognized liability on stock options exercised for common shares		387
Purchase of common shares under Normal Course Issuer Bid			$ (703)		$ (4,868)
Net earnings	$ 10,937			10,937
Dividends on common shares				(5,175)
Other comprehensive income (loss), net of taxes	210					210
Balance – end of year at Dec. 31, 2022	38,175	10,294	10,294	27,672		209
Issued upon exercise of stock options		372	372
Previously recognized liability on stock options exercised for common shares		435	435
Purchase of common shares under Normal Course Issuer Bid			(389)		(2,929)
Net earnings	8,233			8,233
Dividends on common shares				(4,028)
Other comprehensive income (loss), net of taxes	(37)					(37)
Balance – end of year at Dec. 31, 2023	39,832	10,712	10,712	28,948		172
Issued upon exercise of stock options		280	280
Previously recognized liability on stock options exercised for common shares		358	358
Purchase of common shares under Normal Course Issuer Bid	(2,700)		(286)	(2,414)	$ (2,414)
Net earnings	6,106			6,106
Dividends on common shares				(4,537)
Other comprehensive income (loss), net of taxes	129					129
Balance – end of year at Dec. 31, 2024	$ 39,468	$ 11,064	$ 11,064	$ 28,103		$ 301